Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$14,507,308.76	0.0865127	$1,605,578.26	0.0095747	$12,901,730.50
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$115,977,308.76	0.0771557	$103,075,578.26	0.0685726	$12,901,730.50

Weighted Avg. Coupon (WAC)	3.71%		3.73%
Weighted Avg. Remaining Maturity (WARM)	16.97		16.07
Pool Receivables Balance	$140,328,941.60		$127,222,763.06
Remaining Number of Receivables	25,619		24,737

Adjusted Pool Balance	$138,695,284.75		$125,793,554.25

III. COLLECTIONS

Principal:
Principal Collections	$12,932,157.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$258,630.07
Total Principal Collections	$13,190,787.17

Interest:
Interest Collections	$424,487.82
Late Fees & Other Charges	$44,408.32
Interest on Repurchase Principal	$-
Total Interest Collections	$468,896.14

Collection Account Interest	$3,581.71
Reserve Account Interest	$1,139.36
Servicer Advances	$-

Total Collections	$13,664,404.38

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$13,664,404.38
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,664,404.38

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$116,940.78	$-	$116,940.78	$116,940.78
	Collection Account Interest					$3,581.71
	Late Fees & Other Charges					$44,408.32
Total due to Servicer						$164,930.81

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$12,210.32		$12,210.32

	Total Class A interest:		$12,210.32		$12,210.32	$12,210.32

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$13,327,203.08

9.	Regular Principal Distribution Amount:					$12,901,730.50

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2 Notes		$-
	Class A-3 Notes		$-
	Class A-4 Notes		$12,901,730.50
	Class A Notes Total:	$12,901,730.50	$12,901,730.50
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Class D Notes Total:	$-	$-
	Total Noteholders Principal	$12,901,730.50	$12,901,730.50

10.	Required Deposit to Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			425,472.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,633,656.85
Beginning Period Amount	$1,633,656.85
Current Period Amortization	$204,448.04
Ending Period Required Amount	$1,429,208.81
Ending Period Amount	$1,429,208.81
Next Distribution Date Required Amount	$1,240,049.45

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	16.38%	18.06%	18.06%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.05%	24,255	97.12%	$123,554,795.84
30 - 60 Days	1.64%	406	2.40%	$3,056,591.41
61 - 90 Days	0.24%	59	0.36%	$455,344.02
91-120 Days	0.06%	16	0.12%	$148,181.46
121 + Days	0.00%	1	0.01%	$7,850.33
Total		24,737		$127,222,763.06

Delinquent Receivables 30+ Days Past Due
Current Period	1.95%	482	2.88%	$3,667,967.22
1st Preceding Collection Period	2.01%	515	2.88%	$4,042,882.44
2nd Preceding Collection Period	2.42%	645	3.49%	$5,347,134.44
3rd Preceding Collection Period	2.39%	665	3.48%	$5,800,517.99
Four-Month Average	2.19%		3.19%

Repossession in Current Period		13		$67,060.42
Repossession Inventory		52		$54,502.48

Current Charge-Offs
Gross Principal of Charge-Offs				$174,021.44
Recoveries				$(258,630.07)
Net Loss				$(84,608.63)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.72%

Average Pool Balance for Current Period				$133,775,852.33

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.76%
1st Preceding Collection Period				1.00%
2nd Preceding Collection Period				0.33%
3rd Preceding Collection Period				0.16%
Four-Month Average				0.18%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	23	2,538	$37,450,902.37
Recoveries	30	2,342	$(23,118,997.99)
Net Loss			$14,331,904.38
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	12	2,133	$14,466,244.42
Average Net Loss for Receivables that have experienced a Net Loss			$6,782.11

Principal Balance of Extensions			$549,788.30
Number of Extensions			65

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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